Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Issued capital	Treasury shares	Share premium	Other reserves	Accumulated deficit
Balance at beginning of period (in shares) at Dec. 31, 2021		63,857,604	0
Balance at beginning of period at Dec. 31, 2021	$ 275,400	$ 3,328	$ 0	$ 470,887	$ 12,539	$ (211,354)
Loss for the period	(87,449)					(87,449)
Other comprehensive loss	(2,182)				(2,182)
Total comprehensive loss for the period	(89,631)				(2,182)	(87,449)
Share-based compensation	13,613				13,613
Transactions with owners
Share options exercised and vesting of Restricted Stock Units (in shares)			373,616
Share options exercised and vesting of Restricted Stock Units	748		$ 19	736	(7)
Issuance of shares to be held as treasury shares (in shares)		2,540,560	2,540,560
Issuance of shares to be held as treasury shares	0	$ 136	$ (136)
Balance at end of period (in shares) at Dec. 31, 2022		66,398,164	2,166,944
Balance at end of period at Dec. 31, 2022	200,130	$ 3,464	$ (117)	471,623	23,963	(298,803)
Loss for the period	(78,981)					(78,981)
Other comprehensive loss	14,825				14,825
Total comprehensive loss for the period	(64,156)				14,825	(78,981)
Share-based compensation	15,242				15,242
Transactions with owners
Share options exercised and vesting of Restricted Stock Units (in shares)			999,339
Share options exercised and vesting of Restricted Stock Units	226		$ 55	223	(52)
Issuance of shares to be held as treasury shares (in shares)		10,500,000	10,500,000
Issuance of shares to be held as treasury shares	0	$ 584	$ (584)
Balance at end of period (in shares) at Dec. 31, 2023		76,898,164	11,667,605
Balance at end of period at Dec. 31, 2023	151,442	$ 4,048	$ (646)	471,846	53,978	(377,784)
Loss for the period	(62,493)					(62,493)
Other comprehensive loss	(9,352)				(9,352)
Total comprehensive loss for the period	(71,845)				(9,352)	(62,493)
Share-based compensation	16,488				16,488
Transactions with owners
Share options exercised and vesting of Restricted Stock Units (in shares)			1,456,526
Share options exercised and vesting of Restricted Stock Units	405		$ 84	398	(77)
Issuance of shares to be held as treasury shares (in shares)		2,423,056	2,423,056
Issuance of shares to be held as treasury shares	0	$ 140	$ (140)
Balance at end of period (in shares) at Dec. 31, 2024		79,321,220	12,634,135
Balance at end of period at Dec. 31, 2024	$ 96,490	$ 4,188	$ (702)	$ 472,244	$ 61,037	$ (440,277)